Income Taxes - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2017	Sep. 30, 2017	Dec. 31, 2016	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Effective tax rate					24.40%	(8.60%)	(1117.00%)	0.00%
Reversal of valuation allowance on net deferred tax assets			$ 61,900				$ (61,859)	$ (5,585)
Increase (decrease) in deferred tax asset					$ (7,400)
Deferred tax assets, net		$ 60,400	$ 67,800		$ 60,400		$ 67,800
Illinois | State
Income Tax [Line Items]
Corporate income tax rate	7.00%			5.25%
State income tax benefit due to increased value of deferred tax asset related to net loss deduction		$ 4,600